Statements of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit (Revised)	Total
Balance at Dec. 31, 2017	$ 1,582	$ 13,828	$ 9,143,418	$ (31,088,143)	$ (21,929,315)
Balance, Shares at Dec. 31, 2017	1,582,563	13,956,603
Extinguishment of preferred stock (Note 15)	$ (1,582)		(4,067,138)	4,068,720
Extinguishment of preferred stock (Note 15), shares	(1,582,563)
Stock options (Note 19 )			456,000		456,000
Common stock issued for cash at $.40 per share		$ 2,125	847,875		850,000
Common stock issued for cash at $.40 per share, shares		2,125,000
Common stock issued to convertible debtholders in connection with extinguishment of DMRJ debt (Note 12)		$ 4,500	620,500		625,000
Common stock issued to convertible debtholders in connection with extinguishment of DMRJ debt (Note 12)		4,500,000
Common stock issued in connection with extension of convertible debt (Note 9)		$ 300	119,700		120,000
Common stock issued in connection with extension of convertible debt (Note 9), share		300,000
Net income (loss)				21,344,498	21,344,498
Balance at Dec. 31, 2018		$ 20,753	7,120,355	(5,674,925)	1,466,183
Balance, Shares at Dec. 31, 2018		20,881,603
Common stock issued in connection with acquiring mineral properties and interests		$ 5,500	2,194,500		2,200,000
Common stock issued in connection with acquiring mineral properties and interests, shares		5,500,000
Common stock issued in connection with settlement of consulting contract (Note 14)		$ 250	99,750		100,000
Common stock issued in connection with settlement of consulting contract (Note 14), shares		250,000
Common stock released in settlement of redeemable stock		$ 130	51,870		52,000
Common stock released in settlement of redeemable stock, shares
Net income (loss)				(3,776,293)	(3,776,293)
Balance at Dec. 31, 2019		$ 26,633	$ 9,466,475	$ (9,451,218)	$ 41,890
Balance, Shares at Dec. 31, 2019		26,631,603